Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 034
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$545,884	$—	$—	$545,884
Mutual Funds and Money Market Funds	4,434,967	—	—	4,434,967
Total assets in the fair value hierarchy	$4,980,851	$—	$—	4,980,851
Collective Trusts(a)				13,601,502
Investments at Fair Value				$18,582,353

The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$832,759	$—	$—	$832,759
Mutual Funds and Money Market Funds	14,788,972	—	—	14,788,972
Total assets in the fair value hierarchy	$15,621,731	$—	$—	15,621,731
Collective Trusts(a)				663,388
Investments at Fair Value				$16,285,119
___________________________
(a) Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.